Share Option Activities, 2014 Option Plan (Detail) - USD ($)		12 Months Ended
	Jun. 06, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Options
Outstanding at beginning of period		6,000,000
Granted		0
Exercised	(6,328,535)	(1,848,544)
Forfeited	(10,806,665)	(3,151,456)
Outstanding at end of period		1,000,000	6,000,000
Vested and expected at end of period		1,000,000
Exercisable at end of period		365,079
Weighted-Average Exercise Price
Exercisable at end of period	$ 0.00
Stock Options
Number of Options
Outstanding at beginning of period		4,485,200
Granted		0
Exercised		(1,674,995)
Forfeited		(2,810,205)
Outstanding at end of period			4,485,200
Vested and expected at end of period		0
Exercisable at end of period		0
Weighted-Average Exercise Price
Outstanding at beginning of period		$ 1.53
Granted		0
Exercised		0.00
Forfeited		0.00
Outstanding at end of period			$ 1.53
Vested and expected at end of period		0
Exercisable at end of period		$ 0
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period			3 years 5 months 5 days
Aggregate Intrinsic Value
Outstanding at beginning of period		$ 0
Exercised		0	$ 0	$ 0
Forfeited		0
Outstanding at end of period			$ 0
Vested and expected to vest at end of period		0
Exercisable at end of period		$ 0